<SEQUENCE>1
<FILENAME>

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               --------
This Amendment (Check only one.):   [ ] is a restatement
                                    [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Legacy Capital Management
Address:   3741 Douglas Blvd. Suite 320
           Roseville, CA 95661

Form 13F File Number: 28-12424
                          ------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    James F. McCarthy IV
Title:   Chief Compliance Officer
Phone:   916-783-6200

Signature, Place, and Date of Signing:


James F McCarthy          Roseville, CA      August 13, 2007
---------------------  --------------------   --------------
(Signature)              (City, State)            (Date)





Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0
                                        ------------------
Form 13F Information Table Entry Total:        120
                                        ------------------
Form 13F Information Table Value Total:      155,482
                                        ------------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

Column 1                   Column 2 Column 3   Column 4 Column 5            Column 6 Column 7 Column 8
      Name of Issuer       Title of   Cusip     Value    SHARES/ SH/PRN PUT/ INVSTMT   OTHER   VOTING  AUTH
                             Class              (X$1000) PRN AMT        CALL DSCRETN MANAGERS   SOLE  SHAREDNONE
3M Company                 COM      88579Y101        251     2900SH         SOLE                  2900
AT&T Inc.                  COM      00206R102        105     2533SH         SOLE                  2533
Aaron Rents                COM      002535201       1332    45625SH         SOLE                 45625
Abbott Laboratories        COM      002824100       1077    20126SH         SOLE                 20126
Aetna Inc.                 COM      00817Y108       3771    76345SH         SOLE                 76345
Alcoa Inc                  COM      013817101       1443    35620SH         SOLE                 35620
Allergan Inc.              COM      018490102         17      300SH         SOLE                   300
American Intl Group        COM      026874107       3532    50438SH         SOLE                 50438
Amphenol Corporation       COM      032095101       3404    95490SH         SOLE                 95490
Anheuser-Busch Co          COM      035229103         12      234SH         SOLE                   234
Apple Computer Inc.        COM      037833100         24      200SH         SOLE                   200
Archer Daniels Midland     COM      039483102       3174    95930SH         SOLE                 95930
Automatic Data Processing, COM      053015103         43      900SH         SOLE                   900
Avery Dennison Corp.       COM      053611109         53      800SH         SOLE                   800
BP PLC ADS                 COM      055622104        651     9032SH         SOLE                  9032
BRE Properties Inc.        COM      05564E106         59     1000SH         SOLE                  1000
Bank of America Corp.      COM      060505104       2789    57046SH         SOLE                 57046
Berkshire Hathaway cl B    COM      084670207         61       17SH         SOLE                    17
Bristol-Myers Squibb       COM       110122108       100     3200SH         SOLE                  3200
Bunge Ltd.                 COM      G16962105       3724    44075SH         SOLE                 44075
Burlington North SF        COM      12189T104       2623    30818SH         SOLE                 30818
CIGNA Corporation          COM       125509109       140     2700SH         SOLE                  2700
Cardinal Health Inc.       COM      14149Y108         31      450SH         SOLE                   450
Carlise Cos                COM       142339100      1455    31290SH         SOLE                 31290
Cephalon Inc.              COM       156708109         9      120SH         SOLE                   120
Cerner Corporation         COM       156782104      3182    57370SH         SOLE                 57370
Chevron Corp               COM       166764100      1560    18523SH         SOLE                 18523
Cisco Systems Inc.         COM      17275R102       3600   129270SH         SOLE                129270
Citigroup Inc              COM       172967101       224     4375SH         SOLE                  4375
Clorox Company             COM       189054109       136     2200SH         SOLE                  2200
Coca-Cola Company          COM       191216100        81     1550SH         SOLE                  1550
Colgate-Palmolive Co       COM       194162103       115     1788SH         SOLE                  1788
Commscope Inc              COM       203372107      2180    37370SH         SOLE                 37370
ConocoPhillips             COM      20825C104       4304    54834SH         SOLE                 54834
Costco Wholesale Corp      COM      22160K105        136     2330SH         SOLE                  2330
Dell Inc                   COM      24702R101         45     1600SH         SOLE                  1600
Digital Music Group Inc    COM      25388x106         24     6164SH         SOLE                  6164
Discover Financial ServicesCOM       254709108        42     1500SH         SOLE                  1500
DuPont de Nemour           COM       263534109       457     9000SH         SOLE                  9000
EMC Corporation            COM       268648102        72     4000SH         SOLE                  4000
East West Bancorp.         COM      27579R104       2248    57830SH         SOLE                 57830
EchoStar Communication     COM       278762109      3274    75500SH         SOLE                 75500
Eli Lilly                  COM       532457108      2285    40905SH         SOLE                 40905
Energen Corporation        COM      29265N108       3632    66125SH         SOLE                 66125
Energizer Holdings I       COM      29266R108         19      200SH         SOLE                   200
Esterline Technologies     COM       297425100      1532    31720SH         SOLE                 31720
Exxon Mobil Corporati      COM      30231G102       1917    22861SH         SOLE                 22861
Fed National Mtg Assg      COM       313586109        39      600SH         SOLE                   600
Federal Home Ln Mtg        COM       313400301        63     1050SH         SOLE                  1050
Fortune Brands             COM       349631101      2499    30350SH         SOLE                 30350
Gap Inc.                   COM       364760108        60     3150SH         SOLE                  3150
General Electric Co        COM       369604103      1482    38736SH         SOLE                 38736
Genzyme Corp.              COM       372917104      2820    43795SH         SOLE                 43795
Goldman Sachs Group Inc    COM      38141G104       1971     9095SH         SOLE                  9095
Granite Construction       COM       387328107        32      500SH         SOLE                   500
Hasbro                     COM       418056107      2015    64175SH         SOLE                 64175
Health Care Property InvestCOM       421915109        22      780SH         SOLE                   780
Healthsouth Corp           COM       421924101        17      977SH         SOLE                   977
Hershey Foods Corp.        COM       427866108        50     1000SH         SOLE                  1000
Hewlett-Packard Co         COM       428236103       115     2594SH         SOLE                  2594
Home Depot Inc.            COM       437076102        51     1300SH         SOLE                  1300
Humana                     COM       444859102      2955    48530SH         SOLE                 48530
IBM Corp                   COM       459200101        89      850SH         SOLE                   850
Illinois Tool Works        COM       452308109       108     2000SH         SOLE                  2000
Intel Corporation          COM       458140100       224     9444SH         SOLE                  9444
JPMorgan Chase & Co        COM      46625H100       4076    84138SH         SOLE                 84138
Johnson & Johnson          COM       478160104      1322    21457SH         SOLE                 21457
Kimberly-Clark Corp.       COM       494368103       117     1750SH         SOLE                  1750
Lam Research Corporat      COM       512807108      4015    78130SH         SOLE                 78130
Lincoln Electric Hold      COM       533900106      3696    49785SH         SOLE                 49785
Lowes Companies Inc.       COM       548661107      3106   101220SH         SOLE                101220
Lyondell Chemical Com      COM       552078107      2869    77315SH         SOLE                 77315
Manitowoc Company Inc      COM       563571108      2287    28455SH         SOLE                 28455
Manulife Financial Co      COM      56501R106         59     1600SH         SOLE                  1600
Medtronic Inc.             COM       585055106        62     1200SH         SOLE                  1200
Mens Wearhouse Inc.        COM       587118100      3869    75770SH         SOLE                 75770
Mentor Graphics Corp.      COM       587200106      1054    80080SH         SOLE                 80080
Merck & Co. Inc.           COM       589331107       811    16302SH         SOLE                 16302
Merrill Lynch & Co.        COM       590188108        50      600SH         SOLE                   600
MetLife Inc.               COM      59156R108       3424    53110SH         SOLE                 53110
Microsoft Corporation      COM       594918104       126     4300SH         SOLE                  4300
Mobile Mini Inc            COM      60740F105        911    31210SH         SOLE                 31210
Morgan Stanley             COM       617446448       251     3000SH         SOLE                  3000
Motorola Inc.              COM       620076109        44     2510SH         SOLE                  2510
Mylan Laboratories In      COM       628530107      2343   128860SH         SOLE                128860
NVIDIA Corp                COM      67066G104       2938    71130SH         SOLE                 71130
Norfolk Southern Corp.     COM       655844108      2643    50285SH         SOLE                 50285
Occidental Petroleum       COM       674599105      1909    32988SH         SOLE                 32988
Oil States Inter Inc       COM       678026105      2926    70780SH         SOLE                 70780
Oshkosh Truck Corpora      COM       688239201      3647    57965SH         SOLE                 57965
PepsiCo Inc.               COM       713448108      3305    50970SH         SOLE                 50970
Pfizer Inc.                COM       717081103        96     3755SH         SOLE                  3755
Precision Castparts        COM       740189105      1591    13110SH         SOLE                 13110
Procter & Gamble Co.       COM       742718109       727    11887SH         SOLE                 11887
Regal-Beloit Corp          COM       758750103         4      100SH         SOLE                   100
Schering-Plough Corp.      COM       806605101       121     4000SH         SOLE                  4000
Skechers                   COM       830566105      1158    39660SH         SOLE                 39660
Smith Intl.                COM       832110100      1434    24470SH         SOLE                 24470
Sprint Nextel Co.          COM       852061100        52     2535SH         SOLE                  2535
Staples Inc.               COM       855030102      1889    79640SH         SOLE                 79640
Symantec Corporation       COM       871503108      2442   120920SH         SOLE                120920
Sysco Corporation          COM       871829107        39     1200SH         SOLE                  1200
T Rowe Price Group Inc     COM      74144T108        276     5332SH         SOLE                  5332
Target Corporation         COM      87612E106       3399    53450SH         SOLE                 53450
Toro Company               COM       891092108      3239    55010SH         SOLE                 55010
Trimble Navigation Lt      COM       896239100        24      750SH         SOLE                   750
Trinity Industries I       COM       896522109      2763    63480SH         SOLE                 63480
United Technologies        COM       913017109       184     2600SH         SOLE                  2600
Unitedhealth Group, Inc.   COM      91324p102         86     1700SH         SOLE                  1700
Valero Energy Corp.        COM      91913Y100       1953    26446SH         SOLE                 26446
Vodafone Group PLC ADS     COM      92857W209         95     2827SH         SOLE                  2827
Wal-Mart Stores Inc.       COM       931142103        16      340SH         SOLE                   340
Walgreen Company           COM       931422109       139     3200SH         SOLE                  3200
Walt Disney Company        COM       254687106        40     1200SH         SOLE                  1200
Weingarten Rlty Inv        COM       948741103        46     1120SH         SOLE                  1120
Wells Fargo & Co           COM       949746101         7      210SH         SOLE                   210
WestAmerica Bancorp.       COM       957090103        35      800SH         SOLE                   800
Whole Foods Market Inc     COM       966837106        15      400SH         SOLE                   400
Wyeth                      COM       983024100      4315    75270SH         SOLE                 75270
XTO Energy Inc             COM      98385X106       1807    30067SH         SOLE                 30067
Zimmer Holdings Inc        COM      98956P102         15      180SH         SOLE                   180